Condensed Consolidated Statement of Changes in Stockholders' Equity - Unaudited (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Dec. 28, 2009	$ 30,908	$ 18	$ 4,300	$ 26,810	$ (220)
Balance, shares at Dec. 28, 2009		17,994,667
Comprehensive income	8,950			8,730	220
Equity-based compensation	170		170
Contribution (distribution)by majority shareholder	47,127		47,127
Balance at Dec. 28, 2010	87,155	18	51,597	35,540
Balance, shares at Dec. 28, 2010		17,994,667
Comprehensive income	8,973			8,973
Equity-based compensation	101		101
Contribution (distribution)by majority shareholder	(357)		(357)
Balance at Dec. 27, 2011	95,872	18	51,341	44,513
Balance, shares at Dec. 27, 2011	17,994,667	17,994,667
Comprehensive income	13,754			13,754
Equity-based compensation	378		378
Contribution (distribution)by majority shareholder	1,440		1,440
Issuance of common stock for initial public offering, net of fees and issuance costs	66,457	6	66,451
Issuance of common stock for initial public offering, net of fees and issuance costs, shares		5,800,000
Balance at Dec. 25, 2012	177,901	24	119,610	58,267
Balance, shares at Dec. 25, 2012	23,794,667	23,794,667
Comprehensive income	8,000			8,000
Equity-based compensation	466		466
Contribution (distribution)by majority shareholder	1,779		1,779
Balance at Jun. 11, 2013	$ 188,146	$ 24	$ 121,855	$ 66,267
Balance, shares at Jun. 11, 2013	23,794,667	23,794,667